Other Operating Expenses	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other Operating Expenses
30.	OTHER OPERATING EXPENSES

			Year ended December 31,
	Notes		2018	2019	2020
			RMB	RMB	RMB
Interconnection charges	(i	)	12,878	12,683	12,050
Cost of goods sold	(ii	)	23,185	13,413	15,440
Donations			20	1	13
Others	(iii	)	1,614	1,695	1,571

			37,697	27,792	29,074

Notes:
(i)
Interconnection charges represent amounts incurred for the use of other domestic and foreign telecommunications operators’ networks for delivery of voice and data traffic that originate from the Group’s telecommunications networks.

(ii)	Cost of goods sold primarily represents cost of telecommunications equipment sold.
(iii)	Others mainly include tax and surcharges other than value-added tax and income tax.